Severance Indemnities and Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Severance Indemnities and Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans (“pension benefits”), which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans (“CDBPs”) which provide benefits to all their domestic employees. In addition, MUTB had a contributory CDBP similar to these non-contributory CDBPs until a transfer of its remaining corporate portion into a non-contributory CDBP subsequent to the separation process as described below.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees’ pension fund plan to separate the substitutional portion of the employees’ pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. In January 2013, MUTB also obtained an approval for an exemption from the obligation to pay benefits for past employee services related to the substitutional portion. To complete the separation process, the substitutional obligation and the related plan assets were transferred to the Japanese government on February 17, 2014. In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction. During the fiscal year ended March 31, 2014, MUTB recognized (1) the difference of ¥115,210 million between the accumulated benefit obligations settled and the assets transferred to the Japanese government as a government subsidy, which was recognized as a gain in the accompanying consolidated statements of income, (2) the proportionate amount of the net unrealized loss of ¥42,435 million for the substitutional portion as settlement loss, and (3) the difference of ¥1,770 million between the projected benefit obligations and the accumulated benefit obligations related to the substitutional portion, as gain on derecognition of previously accrued salary progression. The settlement loss and gain on derecognition of previously accrued salary progression were included in Salaries and employee benefits in the accompanying consolidated statements of income. The remaining portion of the employees’ pension fund (that is, the corporate portion) continued to exist as a CDBP, although, from a legal regulatory perspective, it is deemed to have been dissolved and a CDBP is deemed newly established when the separation process is completed. Subsequent to the separation process, MUTB transferred the remaining corporate portion of the employees’ pension fund into a non-contributory CDBP.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2014, 2015 and 2016 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2014	2015	2016	2014		2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,309	¥37,540	¥47,739	¥12,215	¥1,526	¥13,095	¥1,222	¥14,842	¥1,409
Interest cost on projected benefit obligation	22,464	19,794	16,529	13,467	1,352	15,966	1,501	18,120	1,843
Expected return on plan assets	(54,222)	(55,082)	(59,461)	(19,928)	(1,423)	(24,945)	(1,937)	(30,486)	(2,341)
Amortization of net actuarial loss	23,941	13,900	7,698	9,808	776	11,890	273	11,743	1,810
Amortization of prior service cost	(11,793)	(8,933)	(7,613)	157	(69)	(1,189)	(560)	(2,307)	(927)
Loss (gain) on settlements and curtailment	41,456	(2,742)	(1,168)	—	—	88	—	11	—

Net periodic benefit cost	¥61,155	¥4,477	¥3,724	¥15,719	¥2,162	¥14,905	¥499	¥11,923	¥1,794

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2014	2015	2016	2014		2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.25%	1.23%	0.93%	4.25%	4.01%	4.87%	4.63%	3.87%	3.83%
Discount rates in determining benefit obligation	1.23	0.93	0.68	4.87	4.63	3.87	3.83	4.17	4.09
Rates of increase in future compensation level for determining expense	3.07	3.36	3.23	4.58	—	4.64	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.36	3.23	3.23	4.64	—	4.65	—	4.65	—
Expected rates of return on plan assets	2.83	2.76	2.60	6.98	7.50	7.06	7.50	6.81	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2015(1)	2016(1)	2015(1)	2016(1)
Initial trend rate	7.53%	6.29%	7.50%	7.50%
Ultimate trend rate	4.50%	4.50%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2021	2026	2020	2021

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥121	¥(241)	¥146	¥(109)
Effect on postretirement benefit obligation	2,774	(3,136)	2,220	(1,678)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2014 and 2015, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2015 and 2016:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,666,651	¥1,822,223	¥345,881	¥34,346	¥480,235	¥44,591
Service cost	37,540	47,739	13,095	1,222	14,842	1,409
Interest cost	19,794	16,529	15,966	1,501	18,120	1,843
Plan participants’ contributions	—	—	6	782	16	886
Acquisitions/ Divestitures	(40)	(573)	—	—	—	—
Amendments	39	3,436	(18,093)	(3,104)	—	—
Actuarial loss (gain)	180,682	44,325	82,807	6,776	(16,373)	636
Benefits paid	(66,820)	(66,926)	(12,221)	(2,493)	(16,010)	(2,972)
Lump-sum payment	(15,623)	(15,906)	(578)	—	(608)	—
Translation adjustments and other	—	—	53,372	5,561	(9,644)	(332)

Benefit obligation at end of fiscal year	1,822,223	1,850,847	480,235	44,591	470,578	46,061

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,004,329	2,305,093	368,095	25,845	451,993	31,090
Actual return on plan assets	326,753	(90,572)	29,045	1,503	4,156	(303)
Employer contributions	40,774	52,610	16,842	1,549	26,444	1,935
Acquisitions/ Divestitures	57	(172)	—	—	—	—
Plan participants’ contributions	—	—	6	782	16	886
Benefits paid	(66,820)	(66,926)	(12,221)	(2,493)	(16,010)	(2,972)
Translation adjustments and other	—	—	50,226	3,904	(8,610)	17

Fair value of plan assets at end of fiscal year	2,305,093	2,200,033	451,993	31,090	457,989	30,653

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥498,504	¥365,427	¥16,373	¥—	¥31,574	¥—
Accrued benefit cost	(15,634)	(16,241)	(44,615)	(13,501)	(44,163)	(15,408)

Net amount recognized	¥482,870	¥349,186	¥(28,242)	¥(13,501)	¥(12,589)	¥(15,408)

The aggregated accumulated benefit obligations of these plans at March 31, 2015 and 2016 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015	2016
	(in millions)
Aggregated accumulated benefit obligations	¥1,784,570	¥1,814,070	¥458,662	¥443,384

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2015 and 2016 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015	2016
	(in millions)
Projected benefit obligations	¥20,236	¥26,273	¥110,315	¥78,640
Accumulated benefit obligations	18,706	26,273	101,053	68,277
Fair value of plan assets	5,475	10,417	65,879	34,679

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥7,358 million, ¥9,285 million and ¥7,428 million, respectively.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2015 and 2016:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥234,190	¥422,065	¥141,359	¥11,891	¥139,301	¥13,380
Prior service cost	(25,814)	(14,765)	(17,762)	(2,941)	(15,727)	(2,018)

Gross amount recognized in Accumulated OCI	208,376	407,300	123,597	8,950	123,574	11,362
Taxes	(100,391)	(168,456)	(48,325)	(2,726)	(48,222)	(3,974)

Net amount recognized in Accumulated OCI	¥107,985	¥238,844	¥75,272	¥6,224	¥75,352	¥7,388

The following table presents OCI for the fiscal years ended March 31, 2015 and 2016:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(90,964)	¥194,405	¥78,667	¥7,166	¥10,444	¥3,503
Prior service cost arising during the year	40	3,436	(18,014)	(3,104)	(54)	(4)
Losses (gains) due to amortization:
Net actuarial loss	(13,900)	(7,698)	(11,890)	(273)	(11,743)	(1,810)
Prior service cost	8,933	7,613	1,189	560	2,307	927
Curtailment and settlement	2,742	1,168	(88)	—	(11)	—
Foreign currency translation adjustments	—	—	15,130	1,057	(966)	(204)

Total changes in Accumulated OCI	¥(93,149)	¥198,924	¥64,994	¥5,406	¥(23)	¥2,412

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2017:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥17,841	¥10,018	¥1,512
Prior service cost	(6,389)	(2,292)	(918)

Total	¥11,452	¥7,726	¥594

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2016 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	36.7%	0.5%	—%
Japanese debt securities	37.4	—	—
Non-Japanese equity securities	13.4	58.1	70.0
Non-Japanese debt securities	5.6	28.1	30.0
Real estate	—	9.8	—
Short-term assets	6.9	3.5	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as follows:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2017 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥53.7 billion
For the pension benefits of foreign offices and subsidiaries	21.3 billion
For the other benefits of foreign offices and subsidiaries	1.9 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2017	¥83,890	¥16,970	¥2,431
2018	81,508	18,960	2,596
2019	81,173	20,212	2,731
2020	81,331	21,992	2,869
2021	81,806	23,300	3,011
Thereafter (2022-2026)	411,210	168,734	16,279

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 32:

Government bonds and other debt securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the fair value hierarchy. Japanese pooled funds classified in Level 3 of the fair value hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the fair value hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2015 and 2016:

Pension benefits and SIP Investments:

At March 31, 2015	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥66,766	¥—	¥—	¥66,766	¥—	¥—	¥—	¥—
Non-Japanese government bonds	23,315	3,602	—	26,917	—	18,918	—	18,918
Other debt securities(1)	461	12,766	5,948	19,175	—	69,991	—	69,991
Japanese marketable equity securities(2)	879,042	16	—	879,058	—	—	—	—
Non-Japanese marketable equity securities	14,500	1,325	—	15,825	35,539	755	—	36,294
Japanese pooled funds:
Japanese marketable equity securities(2)	—	69,260	—	69,260	—	—	—	—
Japanese debt securities(1)	—	349,937	—	349,937	—	—	—	—
Non-Japanese marketable equity securities	—	201,539	—	201,539	—	—	—	—
Non-Japanese debt securities	—	104,576	8,603	113,179	—	—	—	—
Other	—	88,212	—	88,212	—	—	—	—

Total pooled funds	—	813,524	8,603	822,127	—	—	—	—

Other investment funds	—	143,063	44,684	187,747	176,983	100,468	34,137	311,588	(4)
Japanese general account of life insurance companies(3)	—	169,776	—	169,776	—	—	—	—
Other investments	1,992	115,710	—	117,702	2,946	7,948	4,308	15,202

Total	¥986,076	¥1,259,782	¥59,235	¥2,305,093	¥215,468	¥198,080	¥38,445	¥451,993

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities(1)	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities(2)	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Japanese pooled funds:
Japanese marketable equity securities(2)	—	92,355	—	92,355	—	—	—	—
Japanese debt securities(1)	—	267,268	—	267,268	—	—	—	—
Non-Japanese marketable equity securities	—	182,903	—	182,903	—	—	—	—
Non-Japanese debt securities	—	90,462	7,226	97,688	—	—	—	—
Other	—	104,412	—	104,412	—	—	—	—

Total pooled funds	—	737,400	7,226	744,626	—	—	—	—

Other investment funds	—	119,092	53,517	172,609	185,191	98,612	39,108	322,911	(4)
Japanese general account of life insurance companies(3)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	929	6,016	4,388	11,333

Total	¥905,792	¥1,227,571	¥66,670	¥2,200,033	¥220,323	¥194,170	¥43,496	¥457,989

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥784 million (0.03% of plan assets) and ¥1,800 million (0.07% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(2)	Japanese marketable equity securities include common stock issued by the MUFG Group in the amount of ¥4,457 million (0.16% of plan assets) and ¥2,341 million (0.09% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2014 to March 31, 2015 and 1.24% from April 1, 2015 to March 31, 2016.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, and of ¥174,082 million of mutual funds and ¥37,532 million of real estate funds, which were held by MUAH at December 31, 2014 and 2015, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	2015				2016
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥7,321	¥—	¥7,321	¥—	¥6,477	¥—	¥6,477
Non-Japanese marketable equity securities	—	58	—	58	—	66	—	66
Other investment funds(1)	15,762	—	—	15,762	16,220	—	—	16,220
Other investments	—	7,949	—	7,949	—	7,890	—	7,890

Total	¥15,762	¥15,328	¥—	¥31,090	¥16,220	¥14,433	¥—	¥30,653

Note:

(1)	Other investment funds mainly consist of mutual funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2015 and 2016:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other debt securities	¥5,983	¥(2)	¥92	¥(85)	¥—	¥(40)	¥5,948
Japanese pooled funds:
Non-Japanese debt securities	7,342	—	1,020	241	—	—	8,603

Total pooled funds	7,342	—	1,020	241	—	—	8,603

Other investment funds	43,446	(609)	3,696	(2,592)	743	—	44,684

Total	¥56,771	¥(611)	¥4,808	¥(2,436)	¥743	¥(40)	¥59,235

	Foreign offices and subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other investment funds	¥26,740	¥—	¥7,343	¥54	¥—	¥—	¥34,137
Other investments	2,901	158	1,135	114	—	—	4,308

Total	¥29,641	¥158	¥8,478	¥168	¥—	¥—	¥38,445

	Domestic subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other debt securities	¥5,948	¥(5)	¥74	¥(90)	¥—	¥—	¥5,927
Japanese pooled funds:
Non-Japanese debt securities	8,603	(235)	(244)	(898)	—	—	7,226

Total pooled funds	8,603	(235)	(244)	(898)	—	—	7,226

Other investment funds	44,684	(135)	(640)	9,608	—	—	53,517

Total	¥59,235	¥(375)	¥(810)	¥8,620	¥—	¥—	¥66,670

	Foreign offices and subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other investment funds	¥34,137	¥—	¥3,918	¥1,053	¥—	¥—	¥39,108
Other investments	4,308	(977)	504	553	—	—	4,388

Total	¥38,445	¥(977)	¥4,422	¥1,606	¥—	¥—	¥43,496

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2014, 2015 and 2016 was ¥8,443 million, ¥12,041 million and ¥16,254 million, respectively.